Other Stock-related Information	12 Months Ended
Dec. 31, 2014
Share-based Compensation [Abstract]
Other Stock-Related Information

NOTE 16. OTHER STOCK-RELATED INFORMATION

We grant stock options, restricted stock units (RSUs) and performance share units (PSUs) to employees under the 2007 Long-Term Incentive Plan. This plan replaced the 1990 Long-Term Incentive Plan. In addition, we grant options and RSUs in limited circumstances to consultants, advisors and independent contractors under a plan approved by our Board of Directors in 1997 (the Consultants’ Plan). Share requirements for all plans may be met from either unissued or treasury shares. Stock options expire 10 years from the date they are granted and vest over service periods that range from one to five years. RSUs give the recipients the right to receive shares of our stock upon the vesting of their related restrictions. Restrictions on RSUs vest in various increments and at various dates, beginning after one year from date of grant through grantee retirement. Although the plan permits us to issue RSUs settleable in cash, we have only issued RSUs settleable in shares of our stock. PSUs give recipients the right to receive shares of our stock upon the achievement of certain performance targets.

All grants of GE options under all plans must be approved by the Management Development and Compensation Committee, which consists entirely of independent directors.

STOCK COMPENSATION PLANS

	Securities
	to be	Weighted	Securities
	issued	average	available
	upon	exercise	for future
December 31, 2014 (Shares in thousands)	exercise	price	issuance

Approved by shareowners
Options	500,948	$20.92	(a)
RSUs	14,896	(b)	(a)
PSUs	1,000	(b)	(a)
Not approved by shareowners (Consultants’ Plan)
Options	338	25.32	(c)
RSUs	-	(b)	(c)
Total	517,182	$20.92	327,525

(a) In 2007, the Board of Directors approved the 2007 Long-Term Incentive Plan (the Plan), which replaced the 1990 Long-Term Incentive Plan. During 2012, an amendment was approved to increase the number of shares authorized for issuance under the Plan from 500 million shares to 925 million shares. No more than 230 million of the total number of authorized shares may be available for awards granted in any form provided under the Plan other than options or stock appreciation rights. Total shares available for future issuance under the Plan amounted to 299.3 million shares at December 31, 2014.

(b) Not applicable.

(c) Total shares available for future issuance under the Consultants’ Plan amount to 28.2 million shares.

Outstanding options expire on various dates through December 12, 2024.

The following table summarizes information about stock options outstanding at December 31, 2014.

STOCK OPTIONS OUTSTANDING

	Outstanding			Exercisable
			Average		Average
	Shares	Average	exercise	Shares	exercise
Exercise price range	(In thousands)	life(a)	price	(In thousands)	price

Under $10.00	28,484	3.9	$9.57	28,484	$9.57
10.01-15.00	46,905	4.2	11.98	46,905	11.98
15.01-20.00	158,534	5.7	17.46	113,286	17.32
20.01-25.00	132,295	7.9	22.55	50,587	22.25
25.01-30.00	100,668	8.5	26.51	19,039	28.22
30.01-35.00	21,712	1.2	34.10	21,712	34.10
Over $35.00	12,688	2.4	38.67	12,688	38.57
Total	501,286	6.3	$20.92	292,701	$19.44

(a) Weighted average contractual life remaining in years.

At year-end 2013, options with a weighted average exercise price of $20.15 were exercisable on 254 million shares.

STOCK OPTION ACTIVITY

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Shares	exercise	contractual	value
	(In thousands)	price	term (In years)	(In millions)

Outstanding at January 1, 2014	473,611	$20.02
Granted	82,142	26.11
Exercised	(30,433)	14.42
Forfeited	(7,414)	21.89
Expired	(16,620)	32.40
Outstanding at December 31, 2014	501,286	$20.92	6.3	$2,668
Exercisable at December 31, 2014	292,701	$19.44	4.9	$2,124
Options expected to vest	189,186	$22.97	8.3	$496

We measure the fair value of each stock option grant at the date of grant using a Black-Scholes option pricing model. The weighted average grant-date fair value of options granted during 2014, 2013 and 2012 was $5.26, $4.52 and $3.80, respectively. The following assumptions were used in arriving at the fair value of options granted during 2014, 2013 and 2012, respectively: risk-free interest rates of 2.3%, 2.5% and 1.3%; dividend yields of 3.1%, 4.0% and 4.0%; expected volatility of 26%, 28% and 29%; and expected lives of 7.3 years, 7.5 years and 7.8 years. Risk-free interest rates reflect the yield on zero-coupon U.S. Treasury securities. Expected dividend yields presume a set dividend rate and we used a historical five-year average for the dividend yield. Expected volatilities are based on implied volatilities from traded options and historical volatility of our stock. The expected option lives are based on our historical experience of employee exercise behavior.

The total intrinsic value of options exercised during 2014, 2013 and 2012 amounted to $360 million, $392 million and $265 million, respectively. As of December 31, 2014, there was $739 million of total unrecognized compensation cost related to non-vested options. That cost is expected to be recognized over a weighted average period of 2 years, of which approximately $185 million after tax is expected to be recognized in 2015.

Stock option expense recognized in net earnings during 2014, 2013 and 2012 amounted to $215 million, $231 million and $220 million, respectively. Cash received from option exercises during 2014, 2013 and 2012 was $439 million, $490 million and $355 million, respectively. The tax benefit realized from stock options exercised during 2014, 2013 and 2012 was $118 million, $128 million and $88 million, respectively.

OTHER STOCK-BASED COMPENSATION

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Shares	grant date	contractual	value
	(In thousands)	fair value	term (In years)	(In millions)

RSUs outstanding at January 1, 2014	13,572	$22.58
Granted	5,016	26.08
Vested	(3,305)	21.70
Forfeited	(387)	22.31
RSUs outstanding at December 31, 2014	14,896	$24.00	2.5	$376
RSUs expected to vest	13,667	$21.94	2.2	$345

The fair value of each restricted stock unit is the market price of our stock on the date of grant. The weighted average grant date fair value of RSUs granted during 2014, 2013 and 2012 was $26.08, $24.54 and $20.79, respectively. The total intrinsic value of RSUs vested during 2014, 2013 and 2012 amounted to $86 million, $109 million and $116 million, respectively. As of December 31, 2014, there was $233 million of total unrecognized compensation cost related to non-vested RSUs. That cost is expected to be recognized over a weighted average period of 2 years, of which approximately $54 million after tax is expected to be recognized in 2015. As of December 31, 2014, 1 million PSUs with a weighted average remaining contractual term of 1.5 years, an aggregate intrinsic value of $25 million and $9 million of unrecognized compensation cost were outstanding. Other share-based compensation expense for RSUs and PSUs recognized in net earnings amounted to $56 million, $62 million and $79 million in 2014, 2013 and 2012, respectively.

The income tax benefit recognized in earnings based on the compensation expense recognized for all share-based compensation arrangements amounted to $147 million, $145 million and $153 million in 2014, 2013 and 2012, respectively. The excess of actual tax deductions over amounts assumed, which are recognized in shareowners’ equity, were $86 million $86 million and $53 million in 2014, 2013 and 2012, respectively.

When stock options are exercised and restricted stock vests, the difference between the assumed tax benefit and the actual tax benefit must be recognized in our financial statements. In circumstances in which the actual tax benefit is lower than the estimated tax benefit, that difference is recorded in equity, to the extent there are sufficient accumulated excess tax benefits. At December 31, 2014, our accumulated excess tax benefits are sufficient to absorb any future differences between actual and estimated tax benefits for all of our outstanding option and restricted stock grants.